3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: (b) Cash and cash equivalents (Policies)	12 Months Ended
Jan. 31, 2018
Policies
(b) Cash and cash equivalents

(b)      Cash and cash equivalents

Cash includes cash on hand and demand deposits.  Cash equivalents includes short-term, highly liquid investments that are readily convertible to known amounts of cash and have a maturity date of less than 90 days and are subject to an insignificant risk of change in value.